Note 9 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
6.

Stock-based Compensation

Stock Options

The following table summarizes stock option activity for employees:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2018	4,597,226	$5.12	7.4	$404
Granted	1,182,500	$2.66
Exercised	-
Forfeited (1)	(2,606,289)	$2.79
Expired (1)	(2,400,590)	$6.51
Outstanding at September 30, 2019	772,847	$4.89	7.3	$-
Exercisable at September 30, 2019	476,390	$6.13	6.4	$-
Vested or expected to vest at September 30, 2019 (2)	772,847	$4.89	7.3	$-
_____________________
(
1
) Represents the number of options cancelled during the
nine
months ended
September 30, 2019
as a result of employees that were terminated due to the reduction in force.
(
2
) Represents the number of vested options at
September 30, 2019
plus the number of unvested options expected to vest based on the unvested options outstanding at
September 30, 2019.

Employee Stock Purchase Plan

The
2014
Employee Stock Purchase Plan (ESPP) initially authorized the issuance of up to
140,500
shares of Common Stock. The number of shares increases each
January 1,
commencing on
January 1, 2015
and ending on (and including)
January 1, 2024,
by an amount equal to the lesser of
one
percent of the outstanding shares as of the end of the immediately preceding fiscal year,
281,000
shares and any lower amount determined by the Company’s Board of Directors prior to each such
January
1st.
As of
September 30, 2019,
as a result of an increase on
January 1, 2019
of
one
percent of the outstanding shares as of the end of the fiscal year ending
December 31, 2018,
the
2014
ESPP authorized the issuance of up to
192,436
shares of Common Stock. The
tenth
offering under the
2014
ESPP began on
July 1, 2019
and ended on
September 30, 2019.
No
shares were issued during the
three
and
nine
months ended
September 30, 2019.
No
shares and
51,984
shares were issued during the
three
and
nine
months ended
September 30, 2018
under the
2014
ESPP. The Company incurred
zero
and
$68,000
in stock-based compensation expense related to the
2014
ESPP for the
three
and
nine
months ended
September 30, 2019
respectively. The Company incurred
$20,000
and
$0.1
million in stock-based compensation expense related to the
2014
ESPP for the
three
and
nine
months ended
September 30, 2018,
respectively.

Common Stock

The Company has the following shares of Common Stock reserved for future issuance:

	September 30,	December 31,
	2019	2018

Conversion of Series A Preferred Stock	21,771,032	22,112,775
Stock-based compensation awards	6,818,214	5,163,957
Employee Stock Purchase Plan	118,120	118,120
Total	28,707,366	27,394,852

9.	Stock-based Compensation

On
August 21, 2014,
the Company’s Board of Directors superseded the
2006
Equity Incentive Plan (the
“2006
Plan”) with the
2014
Equity Incentive Plan (the
“2014
Plan”), and the
2014
Employee Stock Purchase Plan (the
“2014
ESPP”). On
October 3, 2014,
the stockholders approved these plans. The stockholders also approved an amendment to the
2014
Plan on
July 31, 2017.

The Plans provide for the grant of incentive and non-statutory stock options, stock appreciation rights, restricted stock and stock unit awards, performance units, stock grants and qualified performance-based awards. Under the
2006
Plan,
no
new stock compensation awards will be granted subsequent to the completion of the Company’s IPO. The Company initially reserved
704,000
shares of Common Stock for issuance under the
2014
Plan. The
2014
Plan provides that the number of shares reserved and available for issuance under the
2014
Plan will automatically increase each
January 1,
beginning
January 1, 2015
by
four
percent of the outstanding shares of Common Stock on the immediately preceding
December 31
or such lesser number of shares as determined by the Company’s Board of Directors prior to each such
January
1st.

Terms of the stock awards, including vesting requirements, are determined by the Board of Directors, subject to the provisions of the Plans. Options granted by the Company typically vest over three
to
four
years. Certain awards provide for accelerated vesting if there is a change in control as defined in the Plans. Stock options outstanding under the
2006
Plan are exercisable from the date of grant for a period of
ten
years. Stock options granted under the
2014
Plan are exercisable only upon vesting. For options granted to date, the exercise price equaled the fair value of the Common Stock as determined by the Board of Directors on the date of grant.

Stock-based compensation expense

Total stock-based compensation expense is recognized for stock options granted to employees and non-employees and has been reported in the Company’s consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016

Research and development	$1,142	$1,109	$1,114
General and administrative	2,287	2,118	2,229
Total	$3,429	$3,227	$3,343

The Company estimates the fair value of each employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying Common Stock on each measurement date:

	Year Ended December 31,
	2018	2017	2016
Weighted average expected volatility	93.5%	94.5%	84.4%
Expected term (in years)	6.07	6.06	6.05
Risk free interest rate	2.55%	2.09%	1.45%
Expected dividend yield	0%	0%	0%

Stock options issued to non-employees are accounted for using the fair value method of accounting; they are periodically revalued as the options vest and are recognized as expense over the related service period. The total expense related to all options granted to non-employees was
$0
for the years ended
December 31, 2018,
2017
and
2016.

Stock Options

The following table summarizes stock option activity for employees and non-employees:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2017	2,681,072	$7.18	6.8	$121
Granted	2,041,600	$2.61
Exercised	-
Forfeited	(83,433)	$5.82
Expired	(42,013)	$13.30
Outstanding at December 31, 2018	4,597,226	$5.12	7.4	$404
Exercisable at December 31, 2018	2,067,356	$7.57	5.7	$241
Vested or expected to vest at December 31, 2018 (1)	4,597,226	$5.12	7.4	$404
__________________
(
1
) Represents the number of vested options at
December 31, 2018
plus the number of unvested options expected to vest based on the unvested options outstanding at
December 31, 2018.

During the year ended
December 31, 2018,
the Company granted stock options to purchase an aggregate of
2,041,600
shares of its Common Stock with a weighted-average grant date fair value of
$2.61.
During the year ended
December 31, 2017,
the Company granted stock options to purchase an aggregate of
719,337
shares of its Common Stock with a weighted-average grant date fair value of
$1.99.
During the year ended
December 31, 2016,
the Company granted stock options to purchase an aggregate of
132,495
shares of its Common Stock with a weighted-average exercise price of
$7.11
and a weighted-average grant date fair value of
$5.08.

The total intrinsic value of options exercised in the years ended
December 31, 2018
and
2017
was
$0
and
$27,000
respectively. As of
December 31, 2018,
and
2017
there was
$4.6
million and
$4.2
million, respectively of total unrecognized compensation cost related to employee non-vested stock options. The total unrecognized compensation cost for employee awards will be adjusted for future forfeitures. The Company expects to recognize its remaining stock-based compensation expense over a weighted-average period of
2.40
years.

Employee Stock Purchase Plan

The
2014
Employee Stock Purchase Plan (“ESPP”) initially authorized the issuance of up to
140,500
shares of Common Stock. The number of shares increases each
January 1,
commencing on
January 1, 2015
and ending on (and including)
January 1, 2024,
by an amount equal to the lesser of
one
percent of the outstanding shares as of the end of the immediately preceding fiscal year,
281,000
shares or any lower amount determined by the Company’s Board of Directors prior to each such
January
1st.
The Company’s Board of Directors determined there was to be
no
increase on
January 1, 2018.
As of
December 31, 2018,
the
2014
ESPP authorized the issuance of up to
304,991
shares of Common Stock. The
seventh
offering under the
2014
ESPP began on
January 1, 2018
and ended on
June 30, 2018
and the
eight
offering began on
July 1, 2018
and ended on
December 31, 2018.
During the years ended
December 31, 2018
and
2017,
74,343
and
100,358
shares, respectively, were issued under the
2014
ESPP. The Company incurred
$0.1
million in stock-based compensation expense related to the
2014
ESPP for the years ended
December 31, 2018,
2017,
and
2016.